Subsidiaries	12 Months Ended
Dec. 31, 2017
Subsidiaries
Subsidiaries

19.    Subsidiaries

				Method used
	Country of	Percentage	Percentage	to account for
Company name	incorporation	shareholding	voting power	investment
Motif BioSciences Inc.	Delaware, USA	100%	100%	Consolidation

The principal activity of Motif BioSciences Inc. is proprietary drug discovery research and development.